Property and Equipment (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Beginning balance	$ 405,319	$ 407,501	$ 128,917
Addition	2,182	2,308,042	276,402
Ending balance	407,501	2,715,543	405,319
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	119,903	122,085	118,911
Addition	2,182	198,985	992
Ending balance	122,085	321,070	119,903
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	10,006	10,006	10,006
Addition		23,338
Ending balance	10,006	33,344	10,006
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	275,410	275,410
Addition			275,410
Ending balance	275,410	275,410	275,410
Ground station equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition		1,854,027
Ending balance		1,854,027
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition		141,971
Ending balance		141,971
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition		89,721
Ending balance		$ 89,721